Segment Information (Tables)	12 Months Ended
Jun. 30, 2023
Segment Information [Abstract]
Schedule of Selected P&L, Liabilities and Assets Information by Segment	The selected P&L, liabilities and assets information by segment, which were measured in accordance with the same accounting practices used in the preparation of the financial statements, are as follows:
	2023
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate
Net revenue	903,372	14,893	579,018	38,195	244,830	24,807	1,629	-
Gain from sale of farm	346,065	346,065	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	78,238	-	111,304	(3,631)	(6,903)	(13,824)	(8,708)	-
Reversal of provision for agricultural products after harvest	(47,708)	-	(47,168)	(509)	-	-	(31)	-
Cost of sales	(886,225)	(6,190)	(556,554)	(34,565)	(242,165)	(25,536)	(21,215)	-
Gross income	393,742	354,768	86,600	(510)	(4,238)	(14,553)	(28,325)	-
Operating income (expenses)
Selling expenses	(41,008)	(2,190)	(33,633)	(3,394)	(1,068)	(553)	(170)	-
General and administrative expenses	(65,792)	-	-	-	-	-	-	(65,792)
Other operating income	(11,049)	-	-	-	-	-	-	(11,049)
Equity pickup	(70)	-	-	-	-	-	-	(70)
Operating income (loss)	275,823	352,578	52,967	(3,904)	(5,306)	(15,106)	(28,495)	(76,911)
Financial income	732,715	238,012	184,845	13,697	25,891	4,023	-	266,247
Financial expenses	(726,829)	(263,195)	(167,664)	(13,964)	(15,838)	(2,195)	-	(263,973)
Net income (loss) before taxes	281,709	327,395	70,148	(4,170)	4,747	(13,278)	(28,495)	(74,637)
Income and social contribution taxes	(13,173)	(5,912)	(23,850)	1,418	(1,614)	4,515	9,689	2,581
Net income (loss) for the year	268,536	321,483	46,298	(2,752)	3,133	(8,763)	(18,806)	(72,056)
Total assets	3,508,075	1,418,129	259,859	34,347	97,393	54,271	106,479	1,537,597
Total liabilities	1,310,933	473,999	86,120	8	555,081	-	-	195,725

	2022
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate

Net revenue	1,168,137	6,450	720,883	25,242	378,919	31,507	5,136	-
Gain from sale of farm	251,534	251,534	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	549,764	-	313,944	7,122	227,717	968	13	-
Reversal of provision for agricultural products after harvest	(50,822)	-	(49,244)	(1,576)	-	-	(2)	-
Cost of sales	(1,142,688)	(4,536)	(720,236)	(24,967)	(352,519)	(27,948)	(12,482)	-
Gross income	775,925	253,448	265,347	5,821	254,117	4,527	(7,335)	-
Operating income (expenses)
Selling expenses	(43,578)	-	(33,359)	(794)	(1,260)	(970)	(7,195)	-
General and administrative expenses	(55,968)	-	-	-	-	-	-	(55,968)
Other operating income	13,829	-	-	-	-	-	-	13,829
Equity pickup	(31)	-	-	-	-	-	-	(31)
Operating income (loss)	690,177	253,448	231,988	5,027	252,857	3,557	(14,530)	(42,170)
Net financial income
Financial income	955,783	356,337	423,883	17,490	11,363	3,054	-	143,656
Financial expenses	(1,008,643)	(324,297)	(497,102)	(25,924)	(8,127)	(2,746)	-	(150,447)
Net income (loss) before taxes	637,317	285,488	158,769	(3,407)	256,093	3,865	(14,530)	(48,961)
Income and social contribution taxes	(117,217)	(18,277)	(53,981)	1,158	(87,072)	(1,314)	4,940	37,329
Net income (loss) for the year	520,100	267,211	104,788	(2,249)	169,021	2,551	(9,590)	(11,632)
Total assets	3,345,263	1,691,599	402,120	38,625	274,605	69,749	144,916	723,649
Total liabilities	1,129,215	290,399	101,239	1,393	35,093	-	-	701,091

	2021
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate

Net revenue	662,952	11,365	330,417	27,771	264,978	28,966	(545)	-
Gain from sale of farm	53,097	53,097	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	527,348	-	348,307	30,051	142,302	10,234	(3,546)	-
Reversal of provision for agricultural products after harvest	(22,728)	-	(22,728)	-	-	-	-	-
Cost of sales	(729,145)	(1,874)	(431,126)	(37,082)	(231,543)	(25,596)	(1,924)	-
Gross income	491,524	62,588	224,870	20,740	175,737	13,604	(6,015)	-
Operating income (expenses)
Selling expenses	(27,951)	(491)	(26,073)	(289)	(563)	(535)	-	-
General and administrative expenses	(46,852)	-	-	-	-	-	-	(46,852)
Other operating income	(22,613)	-	-	-	-	-	-	(22,613)
Equity pickup	11	-	-	-	-	-	-	11
Operating income (loss)	394,119	62,097	198,797	20,451	175,174	13,069	(6,015)	(69,454)
Net financial income
Financial income	849,623	269,001	524,696	3,253	3,406	4,113	-	45,154
Financial expenses	(945,611)	(233,339)	(601,953)	(7,431)	(8,929)	(7,273)	-	(86,686)
Net income (loss) before taxes	298,131	97,759	121,540	16,273	169,651	9,909	(6,015)	(110,986)
Income and social contribution taxes	19,515	(10,762)	(41,324)	(5,533)	(57,681)	(3,369)	2,045	136,139
Net income (loss) for the year	317,646	86,997	80,216	10,740	111,970	6,540	(3,970)	25,153
Total assets	3,428,318	1,486,493	392,283	25,289	218,017	47,587	33,238	1,225,411
Total liabilities	1,245,717	251,423	283,420	2,563	61,992	-	-	646,319

Schedule of Revenues and Noncurrent Assets	Revenues and noncurrent assets, excluding financial instruments, income tax and social contribution, deferred assets and rights arising from insurance contracts of the Consolidated, are distributed as follows:
	Brazil			Paraguay and Bolivia
	2023	2022	2021	2023	2022	2021
Net revenue	815,589	1,077,731	616,611	87,783	90,406	46,341
Non-current	1,260,255	925,019	865,060	394,547	429,042	387,754